Restructuring Charges - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2015	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Percentage of workforce reduction	30.00%
Restructuring charge		$ 1,302
Workforce Reduction [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	$ 1,272	1,272
Lease Obligation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	$ 30	$ 30